Note 6 - Stockholders' Equity (Details Textual) - USD ($)			7 Months Ended	12 Months Ended
	Oct. 15, 2015	Oct. 14, 2015	Dec. 31, 2014	Dec. 31, 2015	Oct. 20, 2015	Oct. 19, 2015	Oct. 02, 2015
Directors and Officers [Member]
Common Stock, Par or Stated Value Per Share			$ 0.0001
Stock Issued During Period, Shares, New Issues			20,000,000
Common Stock, Discount on Shares, During the Period			$ 2,000
Chief Executive Officer [Member]
Stock Issued During Period, Shares, New Issues	20,000,000
Common Stock, Discount on Shares, During the Period	$ 2,000
Change in Control [Member] | Common Stock [Member]
Stock Redeemed or Called During Period, Shares		19,500,000
Change in Control [Member]
Common Stock, Shares, Outstanding		20,000,000
Common Stock [Member]
Stock Issued During Period, Shares, New Issues			20,000,000	20,000,000
Stock Redeemed or Called During Period, Shares				19,500,000
Preferred Stock, Shares Issued			0	0
Preferred Stock, Shares Outstanding			0	0
Common Stock, Shares Authorized			500,000,000	500,000,000	500,000,000	100,000,000
Common Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized			20,000,000	20,000,000			20,000,000
Preferred Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001			$ 0.0001
Common Stock, Discount on Shares, During the Period				$ 50
Common Stock, Shares, Outstanding			20,000,000	20,500,000